SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Other Accounts Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Supplementary Financial Statements Information [Line Items]
Employees and wage-related liabilities	$ 1,313	$ 486
Government departments and agencies	975	366
Accrued expenses	783	181
Other current liabilities	349	0
Other account payables	$ 3,420	$ 1,033